RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Salaries, benefits, and consulting fees	$ 757	$ 723	$ 956
Share-based payments	1,468	659	531
Total Key management personnel compensation	$ 2,225	$ 1,382	$ 1,487